FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 1) - COP ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 17,361,475		$ 16,377,253
Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		15,721,527		14,859,423
Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		8,909,861		10,701,855
Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,481,928		4,157,568
Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	3,329,738
Securities issued by the Colombian Government [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,292,411		7,016,112
Securities issued by the Colombian Government [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,242,168		7,003,147
Securities issued by the Colombian Government [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		50,243		12,965
Securities issued by the Colombian Government [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,242,168		7,003,147
Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		50,243		12,965
Securities issued by Foreign Governments [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		4,233,200		3,522,849
Securities issued by Foreign Governments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		817,639		2,471,994
Securities issued by Foreign Governments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		272,073		1,050,855
Securities issued by Foreign Governments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,143,488
Securities issued by Foreign Governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		272,073
Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		817,639		2,471,994
Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				1,050,855
Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,143,488
Securities issued by other financial institutions [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		991,176	[2]	1,278,207
Securities issued by other financial institutions [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		661,176	[2]	1,052,776
Securities issued by other financial institutions [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		143,750	[2]	225,431
Securities issued by other financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[2]	186,250
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		661,176		1,052,776
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		143,750		225,431
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		186,250
Securities issued by Government entities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,919,106		1,962,592
Securities issued by Government entities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		43,846		36,038
Securities issued by Government entities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,875,260		1,926,554
Securities issued by Government entities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		43,846		36,038
Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,875,260		1,926,554
Corporate bonds [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,285,634		1,079,663
Corporate bonds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		145,032		137,900
Corporate bonds [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,140,602		941,763
Corporate bonds [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		145,032		137,900
Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,140,602		941,763
Less than 1 year [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		6,476,981		5,625,195
Less than 1 year [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,113,420		3,330,145
Less than 1 year [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,023,403		2,295,050
Less than 1 year [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	1,340,158
Less than 1 year [Member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,376,212		2,163,682
Less than 1 year [Member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		50,243		0
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		12,534
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		511,149		962,640
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				241,944
Less than 1 year [Member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,334,351
Less than 1 year [Member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		169,615		157,434
Less than 1 year [Member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		85,366		117,075
Less than 1 year [Member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		5,807
Less than 1 year [Member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		27,905		11,134
Less than 1 year [Member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,875,260		1,909,363
Less than 1 year [Member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		28,539		35,255
Less than 1 year [Member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		26,668
Between 1 and 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,470,898		4,287,670
Between 1 and 3 years [member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,362,686		3,988,949
Between 1 and 3 years [member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		90,093		298,721
Between 1 and 3 years [member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	1,018,119
Between 1 and 3 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,142,086		3,299,116
Between 1 and 3 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		12,965
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		9,897
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		25,165		408,586
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				184,454
Between 1 and 3 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,018,119
Between 1 and 3 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		164,208		250,395
Between 1 and 3 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		23,650		68,166
Between 1 and 3 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Between 1 and 3 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		10,488		14,825
Between 1 and 3 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		17,191
Between 1 and 3 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		20,739		16,027
Between 1 and 3 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		56,546		15,945
Between 3 and 5 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,988,638		2,676,615
Between 3 and 5 years [member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,092,044		2,072,512
Between 3 and 5 years [member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		303,248		604,103
Between 3 and 5 years [member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	593,346
Between 3 and 5 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		884,248		1,164,689
Between 3 and 5 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		0
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,661
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		55,041		736,105
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				415,229
Between 3 and 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		593,346
Between 3 and 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		105,231		143,353
Between 3 and 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		34,734		40,190
Between 3 and 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Between 3 and 5 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		109		6,946
Between 3 and 5 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		0
Between 3 and 5 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		47,415		21,419
Between 3 and 5 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		265,853		148,684
Greater than 5 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,785,010		2,269,943
Greater than 5 years [member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		2,341,711		1,310,249
Greater than 5 years [member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,065,184		959,694
Greater than 5 years [member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	378,115
Greater than 5 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,839,622		375,660
Greater than 5 years [member] | Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		0
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		246,981
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		226,284		364,663
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				209,228
Greater than 5 years [member] | Securities issued by Foreign Governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		197,672
Greater than 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		222,122		501,594
Greater than 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		0
Greater than 5 years [member] | Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		180,443
Greater than 5 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		5,344		3,133
Greater than 5 years [member] | Securities issued by Government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0		0
Greater than 5 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		48,339		65,199
Greater than 5 years [member] | Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 818,203		$ 750,466

[1]	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.
[2]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 196,920 and amortized cost amounting to COP 7. For further information on TIPS’ fair value measurement see Note 29 fair value of assets and liabilities.